Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Apr. 30, 2025 USD ($)
Income:
Plan’s interest in the Medtronic, Inc. Master Trust Fund income	$ 29,473
Interest income on notes receivable from participants	905
Total income	30,378
Contributions:
Participant	18,600
Employer, net	16,410
Rollover	285
Total contributions	35,296
Total additions	65,674
Deductions:
Benefits paid	(28,033)
Total deductions	(28,033)
Net increase	37,641
Net assets available for benefits:
Beginning of year	348,603
End of year	$ 386,244